UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  (  ); Amendment Number:
This Amendment  (Check only one.):	(  ) is a restatement.
						(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nationwide Corporation
Address:	One Nationwide Plaza
		Columbus, OH  43215

13F File Number:	28-607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Robert J. Woodward, Jr.
Title:	Executive Vice President and Chief Investment Officer
Phone:	(614)249-7696
Signature, Place, and Date of Signing:

	Robert J. Woodward, Jr.		Columbus, Ohio	August 3, 1999


Report Type (Check only one.):

( X)		13F HOLDINGS REPORT.

(  )		13F NOTICE.

(  )		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$20,345


List of Other Included Managers:

No.	13F File Number	Name

01
02
03
04

FORM 13F INFORMATION TABLE
6/30/1999
                                                            VALUE    SHARES/  SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP  (X$1000)   PRIN AMT  PRN  CALL DSCRETN  MANAGERS       SOLE  SHARED  NONE

ACTEL CORP                      COM            004934105       153    10,353  SH        SHARED   01                          10,353
ACUSON CORP                     COM            005113105       344    20,000  SH        SHARED   01                         20,000
ADVANCED POLYMER SYS INC        COM            00754G102        93    13,333  SH        SHARED   01                          13,333
ALTERA CORP                     COM            021441100     1,473    40,000  SH        SHARED   01                         40,000
APPLIED MICROSYSTEMS CORP       COM            037935103        38    12,277  SH        SHARED   01                          12,277
BMC SOFTWARE INC                COM            055921100     2,160    40,000  SH        SHARED   01                         40,000
CYPRESS SEMICONDUCTOR CORP      COM            232806109       171    10,000  SH        SHARED   01                          10,000
ELECTRONIC ARTS INC             COM            285512109       271     5,000  SH        SHARED   01                           5,000
ENDOSONICS CORP                 COM            29264K105       155    22,156  SH        SHARED   01                          22,156
EXABYTE CORP                    COM            300615101        58    15,000  SH        SHARED   01                          15,000
FILENET CORP                    COM            316869106       198    17,272  SH        SHARED   01                          17,272
GENZYME CORP                    COM GENL DIV   372917104       790    16,292  SH        SHARED   01                          16,292
HEWLETT PACKARD CO              COM            428236103     1,508    15,000  SH        SHARED   01                          15,000
IDEXX LABS INC                  COM            45168D104       699    30,000  SH        SHARED   01                         30,000
IMMUNEX CORP NEW                COM            452528102     3,823    30,000  SH        SHARED   01                         30,000
INTERPORE INTL                  COM            46062W107        44    10,655  SH        SHARED   01                          10,655
JOHNS MANVILLE CORP NEW         COM            478129109     1,274    91,839  SH        SHARED   01                          91,839
LTV CORP NEW                    COM            501921100       101    15,200  SH        SHARED   01                          15,200
METAL MGMT INC                  COM            591097100        18    12,069  SH        SHARED   01                          12,069
MOLECULAR DEVICES CORP          COM            60851C107       205     5,474  SH        SHARED   01                           5,474
NATIONAL WIRELESS HLDGS INC     COM            638560102       749    44,717  SH        SHARED   01                          44,717
NEXSTAR PHARMACEUTICALS INC     COM            65333B106       251    12,600  SH        SHARED   01                          12,600
NOVELL INC                      COM            653929307       328    12,392  SH        SHARED   01                          12,392
OPENROUTE NETWORKS INC          COM            683986103       164    38,682  SH        SHARED   01                         38,682
ORTHOLOGIC CORP                 COM            68750J107        30    12,322  SH        SHARED   01                          12,322
PLANAR SYS INC                  COM            726900103        78    10,021  SH        SHARED   01                           10,02
QUIDEL CORP                     COM            74838J101        69    21,545  SH        SHARED   01                          21,545
SAVOIR TECHNOLOGY GROUP INC     COM            80533W107       197    21,036  SH        SHARED   01                          21,036
SYBASE INC                      COM            871130100       256    23,240  SH        SHARED   01                         23,240
TUBOSCOPE INC                   COM            898600101       186    13,569  SH        SHARED   01                          13,569
VERDANT BRANDS INC              COM            923366108        35    36,034  SH        SHARED   01                         36,034
WALL DATA INC                   COM            932045107       366    38,318  SH        SHARED   01                          38,318
XILINX INC                      COM            983919101     3,435    60,000  SH        SHARED   01                         60,000
SUN INTL HOTELS LTD             ORD            P8797T133       625    13,977  SH        SHARED   01                          13,977
